                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:            September 30, 2000
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
 This Amendment (Check only one.):          [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                              Whitney Holdings L.L.C.
                           ------------------------------------
Address:                           177 Broad Street
                           ------------------------------------
                                   Stamford, CT 06901
                           ------------------------------------

13F File Number:     28-05743
                 ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                              Daniel J. O'Brien
                           ------------------------------------
Title:                             Managing Member
                           ------------------------------------
Phone:                             203-973-1440
                           ------------------------------------

Signature, Place, and Date of Signing:

   Daniel J. O'Brien               Stamford, CT         November 9, 2000
---------------------------   ---------------------   --------------------------
      [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-___________                     ____________________________________

Report Summary:


Number of Other Included Managers:                        2
                                             -------------------------

Form 13F Information Table Entry Total:                  60
                                             -------------------------

Form 13F Information Table Value Total:     $        766,520      (thousands)
                                             --------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        13F File Number           Name

        1             28-05749              J.H. Whitney III Management, L.L.C.
                  ---------------           ------------------------------------


       No.        13F File Number           Name

        2             28-05745              J.H. Whitney Equity Partners, L.L.C.
                  ---------------           ------------------------------------

                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2000


      COLUMN 1                                             COLUMN 2      COLUMN 3      COLUMN 4                  COLUMN 5
      --------                                             --------      --------      --------    ---------------------------------

      NAME OF ISSUER                                       TITLE OF       CUSIP         VALUE           SHRS OR    SH/PRN   PUT/CALL
      --------------                                       --------       -----         -----           -------    ------   --------
                                                            CLASS                      (X$1000)         PRN AMT
                                                            -----                      --------         -------
    1 ARTISOFT INC                                          COMMON      04314L106            1,127        149,900     SH
    2 COMARCO INC.                                          COMMON      200080109            2,555         73,000     SH
    3 KANA COMMUNICATIONS INC.                              COMMON      483600102            1,335         60,000     SH
    4 JUPITER MEDIA METRIX INC.                             COMMON      48206U104            1,715        107,611     SH
    5 MTI TECHNOLOGY CORP                                   COMMON      553903105              324         85,000     SH
    6 NIKU CORPORATION                                      COMMON      654113109           19,334        793,208     SH
    7 PURCHASE PRO.COM INC.                                 COMMON      746144104            4,394         50,000     SH
    8 SEAGATE TECHNOLOGY INC.                               COMMON      811804103           10,350        150,000     SH
    9 Z TEL TECHNOLOGIES INC.                               COMMON      988792107            1,668        230,000     SH
   10 ASPECT COMMUNICATIONS CORP.                           COMMON      04523Q102            2,063        100,000     SH
   11 AT&T CORP.                                            COMMON      001957109            3,084        105,000     SH
   12 COMMONWEALTH TELEPHONE ENTERPRISES, INC.              COMMON      203349105            4,425        120,000     SH
   13 CONVERGENT COMMUNICATIONS, INC.                       COMMON      211914403            1,036        325,000     SH
   14 RCN CORP                                              COMMON      749361101              934         45,000     SH
   15 SBC COMMUNICATIONS INC.                               COMMON      78387G103            3,950         79,000     SH
   16 WILLIAMS COMPANIES, INC.                              COMMON      969457100            3,169         75,000     SH
   17 ACTIVISION INC.                                       COMMON      004930202           13,586        905,700     SH
   18 CENDANT CORPORATION                                   COMMON      151313103            2,110        194,000     SH
   19 IL FORNAIO AMERICA CORP.                              COMMON      451926109            2,655        295,000     SH
   20 SCOTTS COMPANY                                        COMMON      810186106            4,744        141,600     SH
   21 SILGAN HOLDINGS INC.                                  COMMON      827048109            3,492        375,000     SH
   22 ISPAT INTERNATIONAL N.V.                              COMMON      464899103              200         40,000     SH
   23 STEEL DYNAMICS INC.                                   COMMON      858119100            1,332        145,000     SH
   24 WASTE MANAGEMENT INC.                                 COMMON      94106L109              698         40,000     SH
   25 ACE CASH EXPRESS INC.                                 COMMON      004403101            2,200        200,000     SH
   26 COMPUCREDIT CORP                                      COMMON      20478N100            3,927         70,000     SH
   27 CORUS BANKSHARES INC.                                 COMMON      220873103            9,030        250,300     SH
   28 DUN & BRADSTREET CORP                                 COMMON      26483B106            4,993        145,000     SH
   29 DUN & BRADSTREET WHEN ISSUED                          COMMON      26483E100            1,654         97,300     SH
   30 NEWMIL BANCORP INC                                    COMMON      651633109            2,045        194,800     SH
   31 LABRATORY CORP OF AMERICA HOLDINGS                    COMMON      50540R409           14,492        121,019     SH
   32 EXCELON CORPORATION                                   COMMON      300691102            1,114         90,000     SH



      COLUMN 1                                                COLUMN 6             COLUMN 7                      COLUMN 8
      --------                                                --------             --------                      --------
                                                                                                             VOTING AUTHORITY
                                                                                                         -----------------------
      NAME OF ISSUER                                          INVESTMENT            OTHER                SOLE     SHARED    NONE
      --------------                                          ----------            -----                ----     ------    ----
                                                              DISCRETION           MANAGERS
                                                              ----------           --------
    1 ARTISOFT INC                                           SHARED-DEFINED          NONE              149,900
    2 COMARCO INC.                                           SHARED-DEFINED          NONE               73,000
    3 KANA COMMUNICATIONS INC.                               SHARED-DEFINED          NONE               60,000
    4 JUPITER MEDIA METRIX INC.                              SHARED-DEFINED          NONE              107,611
    5 MTI TECHNOLOGY CORP                                    SHARED-DEFINED          NONE               85,000
    6 NIKU CORPORATION                                       SHARED-DEFINED       JHW III(1)           793,208
    7 PURCHASE PRO.COM INC.                                  SHARED-DEFINED          NONE               50,000
    8 SEAGATE TECHNOLOGY INC.                                SHARED-DEFINED          NONE              150,000
    9 Z TEL TECHNOLOGIES INC.                                SHARED-DEFINED          NONE              230,000
   10 ASPECT COMMUNICATIONS CORP.                            SHARED-DEFINED          NONE              100,000
   11 AT&T CORP.                                             SHARED-DEFINED          NONE              105,000
   12 COMMONWEALTH TELEPHONE ENTERPRISES, INC.               SHARED-DEFINED          NONE              120,000
   13 CONVERGENT COMMUNICATIONS, INC.                        SHARED-DEFINED          NONE              325,000
   14 RCN CORP                                               SHARED-DEFINED          NONE               45,000
   15 SBC COMMUNICATIONS INC.                                SHARED-DEFINED          NONE               79,000
   16 WILLIAMS COMPANIES, INC.                               SHARED-DEFINED          NONE               75,000
   17 ACTIVISION INC.                                        SHARED-DEFINED          NONE              905,700
   18 CENDANT CORPORATION                                    SHARED-DEFINED          NONE              194,000
   19 IL FORNAIO AMERICA CORP.                               SHARED-DEFINED          NONE              295,000
   20 SCOTTS COMPANY                                         SHARED-DEFINED          NONE              141,600
   21 SILGAN HOLDINGS INC.                                   SHARED-DEFINED          NONE              375,000
   22 ISPAT INTERNATIONAL N.V.                               SHARED-DEFINED          NONE               40,000
   23 STEEL DYNAMICS INC.                                    SHARED-DEFINED          NONE              145,000
   24 WASTE MANAGEMENT INC.                                  SHARED-DEFINED          NONE               40,000
   25 ACE CASH EXPRESS INC.                                  SHARED-DEFINED          NONE              200,000
   26 COMPUCREDIT CORP                                       SHARED-DEFINED          NONE               70,000
   27 CORUS BANKSHARES INC.                                  SHARED-DEFINED          NONE              250,300
   28 DUN & BRADSTREET CORP                                  SHARED-DEFINED          NONE              145,000
   29 DUN & BRADSTREET WHEN ISSUED                           SHARED-DEFINED          NONE               97,300
   30 NEWMIL BANCORP INC                                     SHARED-DEFINED          NONE              194,800
   31 LABRATORY CORP OF AMERICA HOLDINGS                     SHARED-DEFINED          NONE              121,019
   32 EXCELON CORPORATION                                    SHARED-DEFINED          NONE               90,000

----------

         (1) J.H. WHITNEY III MANAGEMENT, L.L.C.
         (2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.


                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2000


      COLUMN 1                                             COLUMN 2      COLUMN 3      COLUMN 4                  COLUMN 5
      --------                                             --------      --------      --------    ---------------------------------

      NAME OF ISSUER                                       TITLE OF       CUSIP         VALUE           SHRS OR    SH/PRN   PUT/CALL
      --------------                                       --------       -----         -----           -------    ------   --------
                                                            CLASS                      (X$1000)         PRN AMT
                                                            -----                      --------         -------
   33 SIRUS SATELLITE RADIO INC.                            COMMON      82966U103              529         10,000     SH
   34 XM SATELLITE RADIO HOLDINGS INC.                      COMMON      983759101              431         10,000     SH
   35 ACTEL CORP                                            COMMON      004934105            2,156         60,000     SH
   36 CABLETRON SYSTEMS                                     COMMON      126920107            8,078        275,000     SH
   37 EDUTREK INTERNATIONAL INC.                            COMMON      12613R104              974        380,000     SH
   38 HERLEY INDUSTRIES INC.                                COMMON      427398102            2,325        102,500     SH
   39 KEY3MEDIA GROUP INC.                                  COMMON      49326R104              847         77,449     SH
   40 METHODE ELECTRONICS - CL A                            COMMON      591520200            5,282        119,200     SH
   41 PERSISTENCE SOFTWARE INC.                             COMMON      715329108            1,203        110,000     SH
   42 ADVANCE PARADIGM, INC.                                COMMON      007491103              422         10,000     SH
   43 NMT MEDICAL, INC.                                     COMMON      629294109            5,399      2,504,010     SH
   44 NU SKIN ENTERPRISES, INC.                             COMMON      67018T105              100         15,062     SH
   45 USINTERNETWORKING INC.                                COMMON      917311805           46,416      6,956,904     SH
   46 SPECTRASITE HOLDINGS, INC.                            COMMON      84760T100          241,115     12,989,337     SH
   47 VITAMINESHOPPE.COM                                    COMMON      92848M104            1,298      1,092,849     SH
   48 FOGDOG INC.                                           COMMON      344167101            2,155      2,377,827     SH
   49 TELECORP PCS INC.                                     COMMON      879299105          175,543      9,239,127     SH
   50 SCIQUEST.COM, INC.                                    COMMON      80908Q107            3,716        538,105     SH
   51 TBM HOLDINGS, INC.                                    COMMON      872197108            7,500      1,416,667     SH
   52 PRAECIS PHARMACEUTICALS, INC.                         COMMON      739421105          108,222      2,546,390     SH
   53 CARESCIENCE INC.                                      COMMON      141726109            7,920      2,639,948     SH
   54 EXODUS COMMUNICATIONS INC.                            COMMON      302088109              926         18,764     SH
   55 WORLD ACCESS INC                                      COMMON      98141A101              178         32,992     SH
   56 GSTRF 01 JAN 45 PUTS                                              3789538AI               50        181,875            PUTS
   57 GSTRF DEC 10 PUTS                                                 G3930H8LB              500        156,250            PUTS
   58 CD RADIO WARRANTS                                                 125127134            6,000        750,000            CALLS
   59 XM SATTELLITE RADIO INC WARRANTS                                  98375Y114            5,000        150,000            CALLS
   60 METRICOM WARRANTS                                                 591596135            2,500        112,500            CALLS



      COLUMN 1                                                COLUMN 6             COLUMN 7                      COLUMN 8
      --------                                                --------             --------                      --------
                                                                                                             VOTING AUTHORITY
                                                                                                         -----------------------
      NAME OF ISSUER                                          INVESTMENT            OTHER                SOLE     SHARED    NONE
      --------------                                          ----------            -----                ----     ------    ----
                                                              DISCRETION           MANAGERS
                                                              ----------           --------
   33 SIRUS SATELLITE RADIO INC.                             SHARED-DEFINED          NONE               10,000
   34 XM SATELLITE RADIO HOLDINGS INC.                       SHARED-DEFINED          NONE               10,000
   35 ACTEL CORP                                             SHARED-DEFINED          NONE               60,000
   36 CABLETRON SYSTEMS                                      SHARED-DEFINED          NONE              275,000
   37 EDUTREK INTERNATIONAL INC.                             SHARED-DEFINED          NONE              380,000
   38 HERLEY INDUSTRIES INC.                                 SHARED-DEFINED          NONE              102,500
   39 KEY3MEDIA GROUP INC.                                   SHARED-DEFINED          NONE               77,449
   40 METHODE ELECTRONICS - CL A                             SHARED-DEFINED          NONE              119,200
   41 PERSISTENCE SOFTWARE INC.                              SHARED-DEFINED          NONE              110,000
   42 ADVANCE PARADIGM, INC.                                 SHARED-DEFINED         WEP(2)              10,000
   43 NMT MEDICAL, INC.                                      SHARED-DEFINED         WEP(2)           2,504,010
   44 NU SKIN ENTERPRISES, INC.                              SHARED-DEFINED         WEP(2)              15,062
   45 USINTERNETWORKING INC.                                 SHARED-DEFINED       JHW III(1)         6,956,904
   46 SPECTRASITE HOLDINGS, INC.                             SHARED-DEFINED     JHW III(1) WEP(2)   12,989,337
   47 VITAMINESHOPPE.COM                                     SHARED-DEFINED       JHW III(1)         1,092,849
   48 FOGDOG INC.                                            SHARED-DEFINED       JHW III(1)         2,377,827
   49 TELECORP PCS INC.                                      SHARED-DEFINED     JHW III(1) WEP(2)    9,239,127
   50 SCIQUEST.COM, INC.                                     SHARED-DEFINED       JHW III(1)           538,105
   51 TBM HOLDINGS, INC.                                     SHARED-DEFINED       JHW III(1)         1,416,667
   52 PRAECIS PHARMACEUTICALS, INC.                          SHARED-DEFINED          NONE            2,546,390
   53 CARESCIENCE INC.                                       SHARED-DEFINED       JHW III(1)         2,639,948
   54 EXODUS COMMUNICATIONS INC.                             SHARED-DEFINED          NONE               18,764
   55 WORLD ACCESS INC                                       SHARED-DEFINED          NONE               32,992
   56 GSTRF 01 JAN 45 PUTS                                   SHARED-DEFINED          NONE                                    181,875
   57 GSTRF DEC 10 PUTS                                      SHARED-DEFINED          NONE                                    156,250
   58 CD RADIO WARRANTS                                      SHARED-DEFINED          NONE                                    750,000
   59 XM SATTELLITE RADIO INC WARRANTS                       SHARED-DEFINED          NONE                                    150,000
   60 METRICOM WARRANTS                                      SHARED-DEFINED          NONE                                    112,500


----------

         (1) J.H. WHITNEY III MANAGEMENT, L.L.C.
         (2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:           September 30, 2000
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         Whitney Equity Partners, L.L.C.
                           ------------------------------------
Address:                      177 Broad Street
                           ------------------------------------
                              Stamford, CT 06901
                           ------------------------------------

13F File Number:     28-05745
                 ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                              Daniel J. O'Brien
                           ------------------------------------
Title:                             Managing Member
                           ------------------------------------
Phone:                             203-973-1440
                           ------------------------------------

Signature, Place, and Date of Signing:

   Daniel J. O'Brien               Stamford, CT         November 9, 2000
---------------------------   ---------------------   --------------------------
      [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

              28-05743                      Whitney Holdings, L.L.C.
         ---------------                    ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:           September 30, 2000
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                              J.H. Whitney III Management L.L.C.
                           ------------------------------------------
Address:                           177 Broad Street
                           ------------------------------------------
                                   Stamford, CT 06901
                           ------------------------------------------

13F File Number:     28-05749
                 ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                              Daniel J. O'Brien
                           ------------------------------------
Title:                             Managing Member
                           ------------------------------------
Phone:                             203-973-1440
                           ------------------------------------

Signature, Place, and Date of Signing:

   Daniel J. O'Brien               Stamford, CT         November 9, 2000
---------------------------   ---------------------   --------------------------
      [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

              28-05743                      Whitney Holdings, L.LC.
         ----------------                   ------------------------------------